TRADE PAYABLES	12 Months Ended
Dec. 31, 2024
TRADE PAYABLES
TRADE PAYABLES

NOTE 12 – TRADE PAYABLES

	As of December 31,
Current	2024	2023
Suppliers	526,722	932,757
Related Parties (Note 27.b)	15,645	15,038
	542,367	947,795
Non-current
Suppliers	20,095	2,427
	20,095	2,427
Total trade payables	562,462	950,222